File Nos. 33-3165
                                                            811-4579



                         SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                      FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                             Pre-Effective Amendment No.

                           Post-Effective Amendment No. 31

                                         and
                          REGISTRATION STATEMENT UNDER THE
                           INVESTMENT COMPANY ACT OF 1940

                                  Amendment No. 32
                                   BLANCHARD FUNDS
                 (Exact Name of Registrant as Specified in Charter)

                            41 Madison Avenue, 24th Floor
                                New York, N.Y. 10010
                 (Address of Principal Executive Office) (Zip Code)

         Registrant's Telephone Number, including Area Code:  (212) 779-7979
                                 Michael I. Freedman
                                      President
                                   Blanchard Funds
                            41 Madison Avenue, 24th Floor
                                New York, N.Y. 10010
                       (Name and Address of Agent for Service)

                                      Copy to:
                              Carl Frischling, Esq. and
                             Susan Penry-Williams, Esq.
                  Kramer, Levin, Naftalis, Nessen, Kamin & Frankel
                                  919 Third Avenue
                                New York, N.Y. 10022

It is proposed that this filing will become effective:

  Immediately upon filing               on             pursuant
-                                    -
  pursuant to paragraph (b)             to paragraph (b)

  60 days after filing pursuant         on (date) pursuant to
                                     -
  to paragraph (a)(1)                   paragraph (a)(1)

X 75 days after filing pursuant         on (date) pursuant to
                                     -
  to paragraph (a)(2)                   of paragraph (a)(2) rule 485.

     Indefinite number of Shares registered under Rule 24f-2 by filing of initial registration statement, effective May 29, 1986. Pursuant to paragraph
(b)(1) of Rule 24f-2, Registrant filed on June 27, 1995, a Rule 24f-2 Notice for the fiscal year ended April 30, 1995.



                             CROSS REFERENCE SHEET

This Amendment to the Registration Statement of Blanchard Funds, which consists of nine portfolios, (1) Blanchard Global Growth Fund; (2) Blanchard 100% Treasury Money Market Fund; (3) Blanchard Short-Term Global Income Fund; (4) Blanchard American Equity Fund; (5) Blanchard Flexible Income Fund; (6) Blanchard Short-Term Flexible Income Fund; (7) Blanchard Flexible Tax-Free Bond Fund; (8) Blanchard Worldwide Emerging Markets Fund and (9) Blanchard Asset Allocation Fund is comprised of the following:

Part A.        INFORMATION REQUIRED IN A PROSPECTUS.

               Prospectus Heading
               (Rule 404(c) Cross Reference)
Item 1.        (1-9) Cover Page.
Item 2.        (1-9) Fee Table, (9) Summary of Fund Expenses).
Item 3.        (1-8) Highlights.
Item 4.        (1-8) Investment Objectives and Policies; Additional
                    Information about the Funds and Portfolios;  Additional
               Information on Investment Policies      and Techniques;
               (9)  General Information; Investment Information;      Investment
               Objective; Investment Policies;    Additional Risk
               Considerations; Investment Risks   Associated with Investment in
               Equity and Debt     Securities.
Item 5.        (1-8) Management of the Funds; Portfolio Advisory      Services.
               (9)  Blanchard Funds Information; Management of the    Fund;
               Distribution of Fund Shares;  Administration of the Fund.
               (1-8) Transfer Agent and Dividend Disbursing Agent
Item 5 A.      (1-8) Performance of the Portfolio Adviser;  Performance
               Computation Information.
               (9)  *
Item 6.        (1-8) Additional Information about the Funds and the
                    Portfolios; Other Information; Cover Page;   Shareholder
               Inquiries; Tax Matters.
               (9)  Expenses of the Fund; General Information;   Shareholder
               Information; Voting Rights;   Massachusetts Partnership Law; Tax
               Information;   Federal Income Tax.
Item 7.        (1-8) How to Invest; Investor Services; How to Invest;
                    Distribution of Shares of the Funds.
               (9)  Net Asset Value; How to Invest; Purchases by      Mail;
               Investors Services; Automatic Withdrawal     Plan.
Item 8.        (1-9) How to Redeem; (9) By Telephone; (9) By Mail.
Item 9.        (1-9) *



Part B.        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item 10.       (1-9) Cover Page.
Item 11.       (1-9) Table of Contents.
Item 12.       (1-9) *
Item 13.       (1-8)          Investment Objective; Policies and Restrictions;
                    Portfolio Transactions.
               (9)  General Information About the Fund; Investment    Objectives
               and Policies; Investment Limitations.
Item 14.       (1-8)          The Management of the Fund.
               (9) Blanchard Asset Allocation Fund Management; Trustee Compensation.
Item 15.       (1-8) *
               (9)  Share Ownership.
Item 16.       (1-8)          Investment Advisory Services; Investment
                    Advisory Services; Cover Page; See Prospectus.
               (9)  Investment Advisory Services; Administrative      Services;
               Custodian.
Item 17.       (1-8)          Portfolio Transactions.
               (9)  Brokerage Transactions.
Item 18.       (1-9)          See Prospectus.
Item 19.       (1-8)          See Prospectus; Computation of Net Asset Value.
               (9)  Purchasing Shares; Determining Net Asset Value;   Redeeming
               Shares; Redemption in Kind.
Item 20.       (1-8)          Tax Matters.
               (9)  Tax Status.
Item 21.       (1-9) *
Item 22.       (1-8)          Performance Information.
               (9)  Total Return; Yield; Performance Comparisons.
Item 23.       (1-9) *

               Incorporate by reference pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Post-Effective Amendment No. 29, filed August 7, 1995, in their entirety.

*  Not Applicable










The shares of Blanchard Asset Allocation Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio in Blanchard Funds (the "Trust"), an open-end management investment company (a mutual fund). The Fund seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.
INVESTMENT PRODUCTS OFFERED THROUGH SIGNET FINANCIAL SERVICES, INC. ARE NOT DEPOSITS, OBLIGATIONS OF, OR GUARANTEED BY SIGNET BANK, AND ARE NOT INSURED BY FDIC OR ANY FEDERAL AGENCY. IN ADDITION, THEY INVOLVE RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. MEMBER NASD.
This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.
The Fund has also filed a Statement of Additional Information dated        ,
                                                                    -------
1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge, obtain other information, or make inquiries about the Fund by writing to the Trust or calling 1-800-829-3863.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated             , 1995
                 --------- --



   GENERAL INFORMATION        4               HOW TO REDEEM             43

   INVESTMENT INFORMATION     4                GENERAL INFORMATION      45
                                              SHAREHOLDER INFORMATION   45
     INVESTMENT OBJECTIVE     4
     INVESTMENT POLICIES      4                VOTING RIGHTS            45
     ADDITIONAL RISK CONSIDERATIONS            MASSACHUSETTS PARTNERSHIP LAW 46
                             29               EFFECT OF BANKING LAWS    46
     INVESTMENT RISKS ASSOCIATED WITH
                                              TAX INFORMATION           48
      INVESTMENT IN EQUITY AND DEBT
      SECURITIES             30                FEDERAL INCOME TAX       48
   BLANCHARD FUNDS INFORMATION31              PERFORMANCE INFORMATION   48

     MANAGEMENT OF THE FUND  31                TOTAL RETURN             49
     DISTRIBUTION OF FUND SHARES   34          YIELD INFORMATION        49
     ADMINISTRATION OF THE FUNDS   35          DISTRIBUTION RATE        49
     EXPENSES OF THE FUND    36                COMPARATIVE RESULTS      50
   NET ASSET VALUE           38               ADDRESSES                 51

   HOW TO INVEST             38

     PURCHASES BY MAIL       38
     GENERAL INFORMATION     40
   INVESTOR SERVICES         40

     AUTOMATIC WITHDRAWAL PLAN40
     RETIREMENT PLANS        41
     EXCHANGE PRIVILEGE      41



    BLANCHARD ASSET ALLOCATION FUND
    SUMMARY OF FUND EXPENSES

                        SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Load Imposed on Purchases (as a percentage of offering price) ........................
                                                  -----  -----
    Maximum Sales Load Imposed on Reinvested Dividends (as a
      percentage of offering price) ..........
                                                  -----  -----
    Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)
                                                                 -----     -----
    Redemption Fee (as a percentage of amount redeemed,
      if applicable) .........................
                                                  -----  -----
    Exchange Fee .............................
                                                  -----  -----

                  ANNUAL INVESTMENT SHARES OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)
    Management Fee (after waiver) (1) ........
                                                  -----
    12b-1 Fee (2) ............................
                                                  -----  -----
    Total Other Expenses. ....................
                                                  -----
          Total Operating Expenses............
                                                  -----

    (1)The estimated management fee has been reduced to reflect the anticipated voluntary waiver of the management fee by the Investment Adviser. The Adviser can terminate this voluntary waiver at any time at its sole
       discretion. The maximum management fee is     %.
                                                 ----
    (2)The fund has no present intention of paying or accruing the 12b-1 fee during the fiscal year ending April 30, 1996. If the fund were paying or



       accruing the 12b-1 fee, the fund would be able to pay up to    % of its
                                                                   ---
       average daily net assets for the 12b-1 fee. See "Fund Information."
    (4)The Total Operating Expense are estimated to be       % for the fund,
       absent the anticipated voluntary waiver of management fee and reimbursement of other expenses by the Adviser and voluntary waiver of the administrative fee by the Administrator.
    Total other expenses are estimated based on average expenses expected to be incurred during the fiscal year ending April 30, 1996. During the course of this period, expenses may be more or less than the average amount shown.
       THE PURPOSE OF TLHIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "THE BLANCHARD FUNDS INFORMATION" AND "INVESTING IN THE FUND." WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.
    EXAMPLE                                     1 year      3 years
    You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end
    of each time period. The Fund charges no redemption fees.         $
     .....................................$

       THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.





    GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 24, 1986. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Board" or "Trustees") has not established separate classes of shares. A minimum initial investment of $
                                                                         -----
($      for qualified retirement plans, such as IRAs and Keoghs) is required.
  -----
The minimum subsequent investment requirement for the Fund is $      . The Fund
                                                               ------
is advised by Virtus Capital Management, Inc.
Fund shares are sold and redeemed at net asset value.
    INVESTMENT INFORMATION

    INVESTMENT OBJECTIVE
The investment objective of the Fund is to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other instruments. The investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.
    INVESTMENT POLICIES
The Fund's investment policies permit investments in any type of domestic or foreign security, in any proportion deemed appropriate by the Adviser, except as noted below. In addition, the Fund may invest in options and futures contracts. The Adviser has broad latitude in selecting the class of investments and market sectors in which the Fund will invest. The Fund is not a "balanced" fund and, therefore, will not be required to continually maintain a portion of its investments in each of its permitted investment categories. Unlike shareholders of other types of funds, a shareholder of the Fund confers substantially more investment discretion on the Adviser, enabling the Adviser to allocate the Fund's investments among a wide variety of investment choices.
In seeking to maximize total return, the Adviser allocates the Fund's investments principally among three major asset classes (as discussed below): stocks, bonds, and short-term instruments.
The Adviser regularly reviews the Fund's investment allocation, and will vary such allocation to favor emphasize the asset classes that, in the Adviser's then-current judgment, provide the most favorable total return outlook. There is no limitation on the amount that may be invested in any one asset class, and the Fund may at times be fully invested in stocks, bonds, or short-term instruments if the Adviser perceives those asset classes to offer the most favorable total return outlook.
In making asset allocation decisions, the Adviser will evaluate projections of risk, market conditions, economic conditions, volatility, yields, and returns, among others. The Adviser seeks to diversify the Fund's holdings within each asset class, in order to moderate risks. The Adviser will use database systems to help analyze past situations and trends, research specialists in each of the asset classes to help in securities selection, portfolio management professionals to determine asset allocation and to select individual securities, and its own credit analysis as well as credit analyses provided by rating services.
Because the Fund seeks total return over the long term, the Adviser does not intend to make major short-term reallocations of the Fund's assets; rather, asset shifts among classes will be made at the Adviser's discretion.



The short-term class includes all types of domestic and foreign securities and short-term instruments with remaining maturities of three years or less. The Adviser will seek to maximize total return within the short-term asset class by taking advantage of yield differentials between different instruments, issuers, and currencies. Short-term instruments may include corporate debt securities such as commercial paper and notes; government securities issued by United States or foreign governments or their agencies or instrumentalities; bank deposits and other financial institution obligations; repurchase agreements involving any type of security; and other similar short-term instruments. These instruments may be denominated in United States dollars or foreign currency.
The bond class includes all varieties of domestic and foreign fixed-income securities. The Adviser seeks to maximize total returns within the bond class by adjusting the Fund's investments in securities with different credit qualities, maturities, and coupon or dividend rates, and by seeking to take advantage of yield differentials between securities. Securities in this class may include bonds, notes, adjustable rate preferred stocks, convertible bonds, mortgage-related and asset-backed securities, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities. As with the short-term class, these securities may be denominated in United States dollars or foreign currency.
At no time will more than 10% of the Fund's assets be invested in foreign securities.
The stock class includes domestic and foreign equity securities of all types (other than adjustable rate preferred stocks, which are included in the bond class). The Adviser seeks to maximize total return within this asset class by actively allocating assets to industry sectors expected to benefit from major trends, and to individual stocks that the Adviser believes to have superior growth potential (subject to the Fund's policy of investing no more than 25% of total assets in any one industry. When the Adviser selects equity securities it considers both growth and anticipated dividend income. Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depositary receipts, securities of closed-end investment companies, and other equity securities issued by companies of any size, located anywhere in the world.
To manage exposure to currency fluctuations, the Fund may enter into forward currency exchange contracts (agreements to exchange one currency for another at a future date), may buy and sell options and futures contracts relating to foreign currencies, and may purchase securities indexed to foreign currencies. The Fund will use currency exchange contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies. Other currency management strategies allow the Adviser to hedge portfolio securities, to shift investment exposure from one currency to another, or to attempt to profit from anticipated increases or declines in the value of currencies relative to each other or to the United States dollar. The Fund will only use these investment strategies for the purpose of hedging its investments in foreign securities.
The Fund may buy and sell options and futures contracts to manage its exposure to changing security price and currency exchange rates, and as an efficient means of managing allocations between asset classes. The Fund may invest in options and futures based on any type of security or index, including options and futures traded on foreign exchanges and options not traded on exchanges. In addition, the Fund may invest in options and futures relating to precious metals, to increase or decrease its exposure to commodity prices.
Some options and futures strategies, including selling futures, buying puts, and writing calls, tend to hedge the Fund's investments against price fluctuations. Other strategies including buying futures, writing puts, and buying calls, tend to increase market exposure. Options and futures may be combined with each other or with forward contracts, in order to adjust the risk and return characteristics of an overall strategy.
In addition to strategies designed to hedge its portfolio, the Fund may purchase put options on United States or foreign stock indexes and government securities to attempt to profit from declines in stock or bond prices. The Adviser may enter into these strategies when it anticipates negative returns from the underlying stock or bond markets. If prices do not decline as anticipated, the Fund may experience losses from short strategies that are not offset by gains from its other investments.
CORPORATE DEBT SECURITIES. The corporate bonds, notes, and convertible debt securities in which the Fund may invest must be rated, at the time of purchase, BBB or better by Standard and Poor's Ratings Group ("S&P"), or Fitch Investors Services ("Fitch"), or Baa or better by Moody's Investors Service, Inc. (Moody's), or, if unrated, of comparable quality as determined by the Fund's adviser. (If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so.) Bonds rated "BBB" by Standard & Poor's or Fitch or "Baa" by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than higher rated bonds.
COMMERCIAL PAPER. The Fund may invest in commercial paper rated A-1 by S&P, or Prime-1 by Moody's, or F-1 by Fitch and money market instruments (including commercial paper) which are unrated but of comparable quality, including Canadian Commercial Paper ("CCPs") and Europaper.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.
ZERO COUPON SECURITIES. The Fund may invest in zero coupon bonds and zero coupon convertible securities. The Fund may invest in zero coupon bonds in order to receive the rate of return through the appreciation of the bond. This application is extremely attractive in a falling rate environment as the price of the bond rises rapidly in value as opposed to regular coupon bonds. A zero coupon bond makes no periodic interest payments and the entire obligation becomes due only upon maturity.
Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do no entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the bonds to the issuer at a stated price before maturity.
Generally, the price of zero coupon securities are more sensitive to fluctuations in interest than are conventional bonds and convertible securities. In addition, federal tax law requires the holder of a zero coupon security to recognize income from the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and to avoid liability of federal income taxes, the Fund will be required to distribute income accrued from zero coupon securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.

BANK INSTRUMENTS. The Fund may invest in instruments of domestic and foreign banks and savings and loans (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC") or the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC. These instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs"), and Eurodollar Time Deposits ("ETDs").

AMERICAN DEPOSITARY RECEIPTS ("ADRS"). The Fund may invest in ADRs. ADRs are receipts typically issued by an American bank or trust company that evidences ownership of underlying securities issued by a foreign issuer.
U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. government securities, which generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations (including mortgage-backed securities, bonds, notes and discount notes) issued or guaranteed by the following U.S. government agencies or instrumentalities: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association. These securities are backed by: the full faith and credit of the U.S. Treasury; the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or the credit of the agency or instrumentality issuing the obligations.
Examples of agencies and instrumentalities, the securities of which are permissible investments which may not always receive financial support from the U.S. government are: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Federal Home Loan Banks; Federal National Mortgage Association; Student Loan Marketing Association; and Federal Home Loan Mortgage Corporation.

MORTGAGE-BACKED SECURITIES. The Fund may invest in mortgage-backed securities rated BBB or Baa or better by a nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.) There are currently four basic types of mortgage-backed securities:
(i) those issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; (iii) those issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee but usually having some form private credit enhancement; and (iv) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government. The privately issued mortgage-related securities provide for a periodic payment consisting of both interest and/or principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.
       ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). The Fund may invest in ARMS. ARMS are pass-through mortgage-backed securities with adjustable rather than fixed interest rates. The ARMS in which the Fund invests are issued by Ginnie Mae, Fannie Mae, and Freddie Mac and are actively traded. The underlying mortgages which collateralize ARMS issued by Ginnie Mae are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by Fannie Mae or Freddie Mac are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.
       COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). The Fund may invest in CMOs. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates, but may be collateralized by whole loans or private pass-through securities. CMOs may have fixed or floating rates of interest.
       The Fund will invest only in CMOs that are rated BBB or Baa or better by a nationally recognized statistical rating organization. The Fund may also invest in certain CMOs which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) securities which are collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; (iii) collateralized by pools of mortgages in which payment of principal and interest is dependent upon the underlying pool of mortgages with no U.S. government guarantee; or (iv) other securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest is supported by the credit of any agency or instrumentality of the U.S. government.

       REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). The Fund may invest in REMICs. REMICs are offerings of multiple class mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code, as amended. Issuers of REMICs may take several forms, such as trust, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest, and a single class of "residual interests." to qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.
ASSET-BACKED SECURITIES. The Fund may invest in asset-backed securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that generally are not mortgage loans or interests in mortgage loans. The Fund may invest in asset-backed securities rated BBB or Baa or better by a nationally recognized statistical rating organization including, but not limited to, interests in pools of receivables, such as motor vehicle installment obligations and credit card receivables, equipment leases, manufactured housing (mobile home) leases, or home equity loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

       INVESTMENT RISKS OF MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time the Fund reinvests the payments and any unscheduled prepayments of principal received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities.
       While mortgage-backed securities generally entail less risk of a decline during periods of rapidly rising interest rates, mortgage-backed securities may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchase at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.
       Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on e credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor moves to another state, such re-registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.
FLOATING RATE CORPORATE DEBT OBLIGATIONS. The Fund expects to invest in floating rate corporate debt obligations, including increasing rate securities. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the six-month Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities. Increasing rate securities, which currently do not make up a significant share of the market in corporate debt securities, are generally offered at an initial interest rate which is at or above prevailing market rates. Interest rates are reset periodically (most commonly every 90 days) at different levels on a predetermined scale. These levels of interest are ordinarily set at progressively higher increments over time. Some increasing rate securities may, by agreement, revert to a fixed rate status. These securities may also contain features which allow the issuer the option to convert the increasing rate of interest to a fixed rate under such terms, conditions, and limitations as are described in each issue's prospectus.
FIXED RATE CORPORATE DEBT OBLIGATIONS. The Fund will also invest in fixed rate securities, including fixed rate securities with short-term characteristics. Fixed rate securities with short-term characteristics are long-term debt obligations but are treated in the market as having short maturities because call features of the securities may make them callable within a short period of time. A fixed rate security with short-term characteristics would include a fixed income security priced close to call or redemption price or a fixed income security approaching maturity, where the expectation of call or redemption is high.
Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described above, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates, the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.
VARIABLE RATE DEMAND NOTES. The Fund may purchase variable rate demand notes. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Many variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features."



MONEY MARKET INSTRUMENTS. For temporary defensive purposes (up to 100% of total assets) and to maintain liquidity (up to 35% of total assets), the Fund may invest in U.S. and foreign short-term money market instruments, including:
      o commercial paper rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch, and Europaper (dollar-denominated commercial paper issued outside the United States) rated A-1, A-2, Prime-1, or Prime-2;
      o instruments of domestic and foreign banks and savings and loans (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or the Savings Association Insurance Fund, which is also administered by the FDIC. These instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs"), and Eurodollar Time Deposits ("ETDs");
      o obligations of the U.S. government or its agencies or instrumentalities;
      o repurchase agreements;
      o securities of other investment companies; and
      o other short-term instruments which are not rated but are determined by the Adviser to be of comparable quality to the other obligations in which the Fund may invest.
OPTIONS TRANSACTIONS. The Fund may engage in options transactions. The Fund may purchase and sell options both to increase total return and to hedge against the effect of changes in the value of portfolio securities due to anticipated changes in interest rates.



The Fund may write (i.e., sell) covered call options and covered put options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.
All options written by the Fund must be "covered" options. This means that if, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or in the case of call options on U.S. Treasury bills, substantially similar securities) or have the right to obtain such securities without payment of further consideration (or have segregated cash in the amount of any additional consideration).
The Fund will be considered "covered" with respect to a put option it writes, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.
The principal reason for writing call or put options is to manage price volatility (or risk). In addition, the Fund will attempt to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option, the Fund might become obligated to purchase the underlying security for more than its current market price upon exercise. The Fund will write put options only on securities which the Fund wishes to have in its portfolio and where the Fund has determined, as an investment consideration, that it is willing to pay the exercise price of the option.



The Fund may purchase put options and call options. Such investments in put and call options may not exceed call options. Such investments in put and call options may not exceed 5% of the Fund's assets, represented by the premium paid, and will only relate to specific securities (or groups of specific securities) in which the Fund may invest. The Fund may purchase call and put options for the purpose of offsetting previously written call and put options of the same series. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Put options may also be purchased to protect against price movements in particular securities in the Fund's portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying securities to the writer (seller) at a specified price during the term of the option. The Fund will purchase options only to the extent permitted by the policies of state securities authorities in states where shares of the Fund is qualified for offer and sale.
The Fund may generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options since options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Fund investment adviser. Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.



FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell futures contracts to hedge against the effect of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Futures contracts call for the delivery of particular instruments at a certain time in the future. These instruments may include interest rate instruments, fixed income securities, Eurodollars, or contracts based on stock indices. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time.
Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index future contract is an agreement to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.
The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but no obligated) to sell a futures contract at the fixed price during the life of the option.
The Fund may also write put options and purchase call options on futures contracts as hedges against rising purchase prices of portfolio securities. The Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.
The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.
       RISKS. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Funds investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.
       It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market.
FOREIGN CURRENCY TRANSACTIONS. The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.
The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although, foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies and might, in certain cases, result in losses to the Fund.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular current at a specific price and on a future date agreed upon by the parties.
Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated on the Fund's records and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between the trade date and settlement date will vary between 24 hours and 30 days, depending upon local custom.
The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the adviser will consider the likelihood of changes in currency values when making investment decisions, the adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency.
LEVERAGE THROUGH BORROWING. The Fund may borrow for investment purposes pursuant to a fundamental policy. This borrowing, which is known as leveraging, generally will be unsecured, except to the extent the Fund enters into the reverse repurchase agreements described below. The Investment Company Act of 1940 requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
       SPECIAL RISKS ASSOCIATED WITH LEVERAGING. Borrowing by the Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if borrowing were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing were not used, and, therefore, the amount available for distribution to shareholders as dividends will be reduced. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Among the forms of borrowing in which the Fund may engage is the entry into reverse repurchase agreements with banks, brokers or dealers. These transactions involve the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at an agreed-upon price. In certain types of agreements, there is no agreed upon repurchase date, and interest payments are calculated daily, often based on the prevailing U.S. government securities or other high-quality liquid debt securities at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission. The Securities and Exchange Commission views reverse repurchase transactions as collateralized borrowings by the Fund.

These agreements, which are treated as if reestablished each day, are expected to provide the Fund with a flexible borrowing tool.
REPURCHASE AGREEMENTS. The securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies, but will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of total assets in any one investment company, or invest more than 10% of total assets in investment companies in general. The Fund will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses. The Adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market value of the securities purchased may vary from the purchase prices.



Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.
The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times. This policy cannot be changed without the approval of holders of a majority of the Fund's shares.
There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. However, the Fund will limit investments in illiquid securities, including (where applicable) restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net asset.
BORROWING MONEY. The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets as necessary to secure such borrowings. This policy cannot be changed without the approval of holders of a majority of the Fund's shares. DIVERSIFICATION. With respect to 75% of the value of total assets, the Fund will not invest more than 5% in securities of any one issuer, other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities or acquire more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without the approval of holders of a majority of the Fund's shares.
DERIVATIVE CONTRACTS AND SECURITIES. The term "derivative" has traditionally be applied to certain contracts (including, futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages or other obligations. Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objectives, policies and limitations.
    ADDITIONAL RISK CONSIDERATIONS
FOREIGN SECURITIES. The Fund may invest in foreign securities. Investing in foreign securities can carry higher returns and risks than those associated with domestic investments. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of the Fund's assets and income may be affected by changes in exchange rates and regulations.
Although the Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur currency conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.
FOREIGN COMPANIES. Other differences between investing in foreign and U.S. companies include:
      o less publicly available information about foreign companies;
      o the lack of uniform financial accounting standards applicable to foreign companies;
      o less readily available market quotations on foreign companies;
      o differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies, and banks;
      o generally lower foreign securities market volume;
      o the likelihood that foreign securities may be less liquid or more volatile;
      o generally higher foreign brokerage commissions;
      o possible difficulty in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems;
      o unreliable mail service between countries; and
      o political or financial changes which adversely affect investments in some countries.
U.S. GOVERNMENT POLICIES. In the past, U.S. government policies have discouraged or restricted certain investments abroad. Although the Fund is unaware of any current restrictions which would materially adversely affect its ability to meet its investment objective and policies, investors are advised that these U.S. government policies could be reinstituted.
    INVESTMENT RISKS ASSOCIATED WITH INVESTMENT IN EQUITY AND DEBT SECURITIES
As with other mutual funds that invest in equity securities, the Fund is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time. The United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. However, because the Fund invests in small capitalization stocks, there are some additional risk factors associated with investments in the Fund. In particular, stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Composite Stock Price Index ("Standard & Poor's 500 Index"). This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions.
Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that the Fund, to the extent that it is invested in small capitalization stocks, will be more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Index.
In addition, with respect to fixed income securities, investors should be aware that prices of fixed income securities generally fluctuate inversely to the direction of interest rates.
    BLANCHARD FUNDS INFORMATION

    MANAGEMENT OF THE FUND
BOARD OF TRUSTEES. The Board of Trustees (the "Board" or the "Trustees") is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Fund except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.
MANAGER. Virtus Capital Management, Inc. ("VCM"), the Fund's Manager, is responsible for managing the Fund and overseeing the investment of its assets. In addition, VCM selects, monitors, and evaluates the Fund's Portfolio Adviser. VCM will review the Portfolio Adviser's performance record periodically, and will make exchanges, if necessary, subject to Board and shareholder approval. MANAGEMENT FEES. VCM receives an annual management fee of 1.00% of the Fund's average net assets. The fee paid by the Fund, while higher than the management fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. The management contract provides for the voluntary waiver of expenses by the VCM from time to time. VCM can terminate this voluntary waiver of expenses at any time at its sole discretion. VCM has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.



VCM'S BACKGROUND. VCM, a Maryland corporation formed in 1995, is a wholly-owned subsidiary of Signet Banking Corporation. Signet Banking Corporation is a multi-state, multi-bank holding company which has provided investment management services since 1956. VCM, which is a registered investment adviser, manages, in addition to the Funds, three equity common trust funds with $39 million in assets and three fixed income common trust funds with $221 million in assets. As part of its regular banking operations, Signet Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Signet Bank. The lending relationship will not be a factor in the selection of securities.
    THE PORTFOLIO ADVISER. Pursuant to the terms of an investment sub-advisory agreement between the Fund's Manager, VCM, and Mellon Capital Management Corporation (the " Portfolio Adviser "), the Portfolio Adviser furnishes portfolio advisory services for the Fund. Under the terms of the sub-advisory agreement, the Portfolio Adviser has discretion to purchase and sell securities for the Fund, except as limited by the Fund's investment objective, policies and restrictions. Although the Portfolio Adviser's activities are subject to general oversight by VCM and the Board Members, selection of specific securities in which the Fund may invest are made by the Portfolio Adviser. For the services provided and the expenses incurred by the Sub-Adviser pursuant to the sub-advisory agreement, the Sub-Adviser
    is entitled to receive an annual sub-advisory fee equal to       of 1% of
    the Fund's advisory fee, payable by the Manager, in quarterly installments. The Sub-Adviser may elect to waive some or all of its fee. In no event shall the Fund be responsible for any fees due to the Sub-Adviser for its services to the Manager.
    THE PORTFOLIO ADVISER `S BACKGROUND. The Portfolio Adviser, which is located at 595 Market Street, 30th Floor, San Francisco, CA 94105, is a registered investment advisory firm founded in 1983. The Portfolio Adviser manages assets of $40 billion. The Portfolio Adviser is a wholly-owned subsidiary of Mellon Bank Corporation.
Dr. Tom Hazuka and Dr. Charles Jacklin are responsible for the day-to-day management of the Fund.
Dr. Tom Hazuka is Executive Vice President of Mellon Capital Management Corporation. As Manager of Investment Management, he is responsible for the portfolio management and trading of domestic and international equities and fixed income, as well as Tactical Asset Allocation strategies. Dr. Hazuka joined Mellon Capital Management in 1986, as Manager of Fixed Income, in order to create a fixed income capability. He was also given responsibility for Equity Portfolio Management in 1988, and for Equity Arbitrage Trading in 1989. Dr. Hazuka worked at Wells Fargo Investment Advisors from 1981 through 1986 primarily in a research capacity. Dr. Hazuka received his Ph.D. In Finance from Stanford University in 1981. He received an M.B.A. from the University of Connecticut in 1973, and a B.S. in Electrical Engineering from Stevens Institute of Technology in 1966.
Dr. Jacklin is Senior Vice President and Manager of Global Allocation Strategies at Mellon Capital Management Corporation. He is responsible for overseeing domestic, international and global asset allocation strategies. Prior to joining Mellon Capital Management Corporation, Dr. Jacklin was on the finance faculty of Stanford University's Graduate School of Business. In addition, he has been an instructor for the Stanford - London Business School International Investment Management Program, the Stanford Financial Management Program, and the Pacific Coast Banking School. For the academic year 1990-1991, Dr. Jacklin served as Senior Staff Economist for Financial Markets and Banking for the President's Council of Economic Advisers in Washington D.C. While at the Council, he had primary responsibility for all matters related to financial markets and banking. Prior to joining Stanford in 1987, Dr. Jacklin also served on the finance faculty at the University of Chicago's Graduate School of Business. From 1978 through 1980, Dr. Jacklin worked as a consultant with Ernst & Ernst. Dr. Jacklin received his Ph.D. in Finance from Stanford University in 1985, and M.B.A. from the University of Illinois in 1978, and a B.S. in Mathematics, cum laude, from the University of Maryland in 1976.
    DISTRIBUTION OF FUND SHARES
Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
DISTRIBUTION PLAN. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 on behalf of the Fund (the "Plan"), the distributor may select financial institutions such as fiduciaries, custodians for public funds, investment advisers and brokers/dealers to provide distribution and/or administrative services as agents for their clients or customers. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonable requests for its shares.
The distributor will pay financial institutions a fee based upon shares subject to the Plan and owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trustees, provided that for any period the total amount of these fees shall not exceed an annual rate of .25 of 1% of the average net asset value of shares of the Fund subject to the Plan held during the period by clients or customers of financial institutions. Any fees paid by the distributor under the Plan will be reimbursed from the assets of the Fund.
The distributor will, periodically, uniformly offer to pay cash or promotional incentives in the form of trips to sales seminars at luxury resorts, tickets or other items to all dealers selling shares of the Fund. Such payments will be predicted upon the amount of shares of the Fund that are sold by the dealers. ADMINISTRATIVE ARRANGEMENTS. The distributor may pay financial institutions a fee based upon the average net asset value of shares of the Fund of their customers invested in the Trust for providing administrative services. This fee, if paid, will be reimbursed by the Adviser and not the Trust.
GLASS-STEAGALL ACT. The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings and loan association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Board of Trustees will consider appropriate changes in the administrative services.
State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.
    ADMINISTRATION OF THE FUNDS
ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:
               Maximum                  Average Aggregate Daily Net
            Administrative Fee                   Assets the Trust
               .15 of 1%                on the first $250 million
               .125 of 1%                on the next $250 million
               .10 of 1%                on the next $250 million
               .075 of 1%               on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $75,000. Federated Administrative Services may voluntarily waive a portion of its fee.
CUSTODIAN. Signet Trust Company, Richmond, Virginia, is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Signet Trust Company holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Pittsburgh, Pennsylvania, is transfer agent for the shares of the Fund and dividend disbursing agent for the Fund.
INDEPENDENT ACCOUNTANTS. The independent accountants for the Fund are Price Waterhouse, Pittsburgh, Pennsylvania.
    EXPENSES OF THE FUND
The Fund pays all of its own expenses and its allocable share of the Trust's expenses. These expenses include, but are not limited to: the cost of organizing the Trust and continuing its existence; Trustees fees; investment advisory and administrative services; printing prospectuses and other Fund documents for shareholders; registering the Trust and the Fund; taxes and commissions; issuing purchasing, repurchasing and redeeming shares; fees for custodian, transfer agent, dividend disbursing agent, shareholders servicing agents, and registrars;



printing, mailing, auditing, accounting, and legal expenses; reports to shareholders and government agencies; meeting of Trustees and shareholders and proxy solicitations therefore; insurance premiums; association membership dues; and such nonrecurring and extraordinary expenses as may arise. However, the adviser may voluntarily waiver and/or reimburse some expenses.
BROKERAGE TRANSACTIONS. Subject to the supervision of the Board and VCM, decisions to buy and sell specific securities for the Fund are made by its Portfolio Adviser. The Portfolio Adviser is authorized, subject to most favorable price and execution, to place portfolio transactions with brokerage firms that provide assistance in the distribution of Fund shares and/or supply research. The Board has also authorized the Fund to allocate brokerage to the Portfolio Adviser or an affiliated broker-dealer as well as to use the Distributor, on an agency basis, or affiliates thereof, to effect portfolio transactions which are executed on United States and foreign stock exchanges or which are traded in the over-the-counter market. The Fund has adopted certain procedures incorporating the standards of Rule 17e-1 of the 1940 Act, which require that the commissions paid to the Portfolio Adviser or the Distributor or to affiliated broker-dealers must be "reasonable and fair compared to the commission, fee, or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." From time to time, the Fund may purchase portfolio securities directly from dealers acting as principals, underwriters or market makers. As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Fund. Transactions are allocated to various dealers selected by VCM or the Portfolio Adviser primarily on the basis of prompt execution of orders at the most favorable prices. Transactions may be allocated based on the sale of Fund shares. The Fund has determined that the foregoing arrangements are in the best interest of the Fund's shareholders.



    NET ASSET VALUE

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.
    HOW TO INVEST

You may purchase shares of any Fund from Federated Securities Corp., the Fund's principal Distributor. You may also purchase shares from broker-dealers who have entered into a dealer agreement with the Distributor at net asset value, which is determined as of the close of trading (normally 4:00 p.m., New York time) on the New York Stock Exchange. If your order is received after the above time, your shares will be purchased at the net asset value of the next business day. The Fund determines the net asset value of its shares on each day that the New York Stock Exchange is open for business and on such other days as there is sufficient trading in its securities to affect materially its net asset value per share.
The minimum initial investment requirement is $3,000 and the minimum initial investment requirement for qualified pension plans (IRAs, Keoghs, etc.) is $2,000. The minimum investment requirement for additional investments is at least $200 per investment. (The foregoing minimum investment requirements may be modified or waived at any time at our discretion.)
    PURCHASES BY MAIL
To purchase shares of the Fund by mail, simply send a completed Application (included with this Prospectus or obtainable from the Fund), to the Blanchard Group of Funds, P.O. Box 8612, Boston, Massachusetts 02266-8612, together with a check payable to the Blanchard Group of Funds in payment for the shares. If you need assistance in completing the application, call 1-800-829-3863.



All purchases must be made in U.S. dollars and checks must be drawn on a United States bank. Payment for shares may not be made by third party checks; however, second party checks are acceptable when properly endorsed. We reserve the right to limit the number of checks for one account processed at one time. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred. Payments transmitted by check are accepted subject to collection at full face amount.
Order by mail are considered received after payment by check is converted into Federal Funds. This is generally the next business day after the Transfer Agent receives the check.
PURCHASE BY WIRE. You may also purchase shares by bank wire. For opening new accounts in this manner, please call 1-800-829-3863 (toll free) before wiring your funds, and furnish the following information: the account registration and address, and your taxpayer identification number (for individuals, a Social Security number). When making additional investments by wire to your existing accounts, please provide your account numbers. You must include your name and telephone number, the amount being wired and the name of the wiring bank with both new and existing account purchases.
You should instruct your bank to wire Federal funds: State Street Bank and Trust Company of New York, ABA # 011000028, DDA # 0627-975-6, Boston, MA indicating the name of the Fund, your account number and the account registration. AUTOMATIC INVESTMENT PLANS. Regular monthly purchases of shares may be made by direct deposit of Social Security and certain other government checks into your account. Fund shares may be purchased at regular intervals selected by you by automatic transferral of funds from a bank checking account that you may designate. All such purchases require a minimum of $100 per transaction. Call (1-800-829-3863) for information and forms required to establish these Plans.



BY TELEPHONE. This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. When you make an additional purchase by telephone, Blanchard will automatically debit your predesignated bank account for the desired amount. To establish the telephone purchase option on your new account you must complete the section on the application and attach a "voided" check from your bank account. If your account is already established, please call 1-800-829-3863 to request the appropriate form. This option will become effective ten business days after the form is received.
    GENERAL INFORMATION
All ordinary income, dividends and capital gains distributions, if any, are automatically reinvested at net asset value in additional Fund shares unless we receive written notice from you, at least 30 days prior to the record day of such distribution, requesting that your dividends and distributions be distributed to you in cash. See "Tax Matters".
We reserve the right to suspend the offering of Fund shares for a period of time. We also reserve the right to reject any purchase order.
No share certificates will be issued for shares unless requested in writing. In order to facilitate redemptions and transfers, most shareholders elect not to receive certificates. Shares are held in unissued form by the Transfer Agent. Shares for which certificates have been issued cannot be redeemed, unless the certificates are received together with the redemption request in proper form. Share certificates are not issued for fractional shares.
    INVESTOR SERVICES

    AUTOMATIC WITHDRAWAL PLAN
If you purchase $10,000 or more of Fund shares, you may establish an Automatic Withdrawal Plan to authorize a specified dollar amount to be paid periodically to a designated payee. Under this Plan, all income dividends and capital gains distributions will be reinvested in shares in your account at the applicable payment dates' closing net asset value.
Your specified withdrawal payments are made monthly or quarterly in any amount you choose, but not less than $100 per month or $300 quarterly. Please note that any redemptions of your shares, which may result in a gain or loss for tax purposes, may involve the use of principal, and may eventually use up all of the shares in your account. Such payments do not provide a guaranteed annuity and may be terminated for any shareholder by the Fund if the value of the account drops below $10,000 due to transfer or redemption of shares. In such a case, the shareholder will be notified that the withdrawal payments will be terminated. The cost of administering the Automatic Withdrawal Plan for the benefit of shareholders is the Fund expense.
    RETIREMENT PLANS
We offer a Prototype Pension and Profit Sharing Plan, including Keogh Plans, IRAs SEP-IRA Plans, IRA Rollover Accounts and 403(b) Plans. Plan support services are available by calling 1-800-829-3863.
    EXCHANGE PRIVILEGE
You may exchange your Fund shares for shares of another Fund in the Blanchard Group of Funds or for Investment Shares of The Virtus Funds' money market portfolios, which consist of The Money Market Fund, The Treasury Money Market Fund, and The Tax-Free Money Market Fund, on the basis of relative net asset values per share at the time of exchange. No fees are charged when you exchange from one Fund to another within the Blanchard Group of Funds or into one of the aforementioned portfolios of The Virtus Funds. Before making an exchange, you should read the Prospectus concerning the Fund into which your exchange is being made.



To request an exchange by telephone, simply call 1-800-829-3863, prior to 4:00 p.m. New York time. Exchanges can be made in this manner only after you have completed and sent to the Transfer Agent the telephone exchange authorization form that is included on the New Account Application accompanying this Prospectus and only if your account registration has not changed within the last 30 days.
It is the Funds' policy to mail to you at your address of record, within five business days after any telephone call transaction, a written confirmation statement of the transaction. All calls will be recorded for your protection. As a result of the Funds' policy, neither the Fund nor its transfer agent will be responsible for any claims, losses or expenses for acting on telephone instructions that they reasonably believe to be genuine. Since you may bear the risk of loss in the event of an unauthorized telephone transaction, you should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.
Exchanges can only be made between accounts with identical account registration and in states where shares of the other Funds are qualified for sale. We do not place any limit on the number of exchanges that may be made and charge no fee for affecting an exchange. The dollar amount of an exchange must meet the initial investment requirement of the Fund into which the exchange is being made. All subsequent exchanges into that Fund must be at least $1,000. We may modify or suspend the Exchange Privilege at any time upon 60 days' written notice.
Any exchange of shares is, in effect, a redemption of shares in one Fund and a purchase of the other fund. You should consider the possible tax effects of an exchange. To prevent excessive trading between Funds to the disadvantage of other shareholders, we reserve the right to modify or terminate this Privilege with respect to any shareholder.



A COMPLETED PURCHASE APPLICATION MUST BE RECEIVED BY THE TRANSFER AGENT BEFORE THE WITHDRAWAL PLAN, EXCHANGE OR CHECK-WRITING PRIVILEGES MAY BE USED.
    HOW TO REDEEM

You may redeem your shares on any business day at the next determined net asset value calculated after your redemption request has been accepted by the Transfer Agent as described below.
BY TELEPHONE. You may redeem you shares by telephone by calling 1-800-829-3863, prior to 4:00 p.m. New York time. All calls will be recorded. Redemptions of Fund shares can be made in this manner only after you have executed and filed with the Transfer Agent the telephone redemption authorization form which may be obtained from your Fund or the Transfer Agent.
You may elect on the telephone redemption authorization form to have a redemption in any amount of $250 or more mailed either to your registered address, to your bank account, or to any other person you may designate. Should you wish to review these instructions, simply complete and file a new telephone redemption authorization form. There is no charge for this service. Neither your Fund nor the Transfer Agent will be responsible for any claims, losses or expenses for acting on telephone instructions that they reasonably believe to be genuine. See "Investor Services - Exchange Privilege," for additional information with respect to losses resulting from unauthorized telephone transactions.
You may also request, by placing a call to the applicable telephone number set forth above, redemption proceeds to be wired directly to the bank account that you have designated on the authorization form. The minimum amount that may be redeemed in this manner is $1,000. A check for proceeds of less than $1,000 will be mailed to your address of record. The Funds do not impose a charge for this service. However, the proceeds of a wire redemption may be subject to the usual and customary charges imposed by United States Trust Company of New York for the wiring of funds.
Under extraordinary market conditions, it may be difficult for you to redeem your shares by telephone. Under these circumstances, you should consider redeeming your shares by mail, as described below.
BY MAIL. All other redemption requests should be made in writing to the Blanchard Group of Funds, P.O. Box 8612 Boston, MA 02266-8612. Where share certificates have been issued, the certificates must be endorsed and must accompany the redemption request. Signatures on redemption request for any amount and endorsed share certificates submitted for redemption must be accompanied by signature guarantees from any eligible guarantor institution approved by the Transfer Agent in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker-dealers, credit unions, national securities exchanges, registered securities association, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Medallion Program ("STAMP") in order to be approved by the Transfer Agent pursuant to the Signature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from the Transfer Agent at 1-800-462-9102. Signatures on redemption requests for any amount must be guaranteed (as described above) if the proceeds are not to be paid to the registered owner at the registered address, or the registered address has changed within the previous 60 days. The letter of instruction or a stock assignment must specify the account number and the exact number of shares or dollar amount to be redeemed. It must be signed by all registered shareholders in precisely the same way as originally registered. The letter of instruction must also include any other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, or other organizations.
    GENERAL INFORMATION
Your redemption request becomes effective when its received in proper form by the Funds' Transfer Agent prior to 4:00 p.m., New York time, or your redemption will occur on the following business day. We will make payment for redeemed shares within seven days after receipt by the Transfer Agent. However, we may delay the forwarding of redemption proceeds on shares which were recently purchased until the purchase check has cleared, which may take up to 7 days or more. We may suspend the right of redemption when the New York Stock Exchange is closed or when trading on the Exchange is restricted, and under certain extraordinary circumstances in accordance with the rules of the SEC. Due to the relatively high cost of handling small investments, were reserve the right upon 60 days' written notice to redeem, at net asset value, the shares of any shareholder whose account has a value of less than $1,000, other than as a result of a decline in the net asset value per share. We do not presently contemplate making such involuntary redemptions and will not redeem any shares held in tax-sheltered retirement plans in this category. We also reserve the right upon notice to shareholders to charge a fee for any services provided herein that are currently free of charge.
    SHAREHOLDER INFORMATION

    VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shareholders of that Fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the operation of the Trust or the Fund and for the election of Trustees under certain circumstances.
Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.
    MASSACHUSETTS PARTNERSHIP LAW
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for obligations of the Trust, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.
    EFFECT OF BANKING LAWS

Banking laws and regulations presently prohibit a bank holding company registered under the federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, or distributing securities. However, such banking laws and regulations do not prohibit such a holding company affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of such a customer. Signet Trust Company is subject to such banking laws and regulations.
Signet Trust Company believes, based on the advice of its counsel, that VCM may perform the services for the Fund contemplated by its advisory agreement with the Trust without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent VCM from continuing to perform all or a part of the above services for its customers and/or the Fund. If it were prohibited from engaging in these customer-related activities, the Trustees would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by VCM. It is not expected that existing shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to VCM is found) as a result of any of these occurrences.



    TAX INFORMATION

    FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.
The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the other portfolios of Blanchard Funds will not be combined for tax purposes with those realized by the Fund.
Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distribution, including capital gains, received. This applies whether dividends and distributions are received in cash or as additional shares.
Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local laws.
    PERFORMANCE INFORMATION

Advertisements and communications to investors regarding the Funds may cite certain performance and ranking information and may make performance comparisons to other Funds or to relevant indices, as described below. In addition, the Funds' Portfolio Advisers and other outside analysts may, from time to time, report on the market outlook for their investments as well as comment on the historical reasons for these investments including as a hedge against inflation. The Funds' performance may be calculated both in terms of total return and on the basis of current yield over any period of time and may include a computation of the Fund's distribution rate.



    TOTAL RETURN
Cumulative total return data is computed by considering all elements or return, including reinvestment of dividends and capital gains distribution, over a state period of time. Cumulative total return figures are not annualized and represent the aggregate percentage or dollar value change over the period in question. Average annual return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Fund for performance purposes). Average annual total return figures are annualized and, therefore, represent the average annual percentage change over the period in question.
    YIELD INFORMATION
The term "yield" refers to the income generated by an investment over a one-month or 30-day period. This income is computed by dividend the net investment income per share earned during such period by the maximum public offering price per share on the last day of the period, and then annualizing such 30-day (or one month) yield in accordance with a formula prescribed by the SEC which provides for compounding on a semi-annual basis. The Funds may also quote tax-equivalent yield, which shows the taxable yield that an investor would have to earn before taxes to equal the Fund's tax-free yield. The tax-equivalent yield is calculated by dividing the Fund's tax-exempt yield by the result of one minus any combination of the stated federal, state, or city tax rate. If only a portion of the Fund's income is tax-exempt only that portion is adjusted in the calculation.
    DISTRIBUTION RATE
The Funds may also quote distribution rates and/or effective distribution rates in sales literature or other shareholders communications. A Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized by dividing the distribution rate by the ratio used to annualize the distribution and reinvesting the resulting amount for a full year on the basis of such ration. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. A Fund's distribution rate may differ from its yield because the distribution rate may contain net investment income and other items of income (such as returns of capital), while yield reflects only earned interest and dividend items of income.
    COMPARATIVE RESULTS
From time to time in advertisements or sales material, the Fund may discuss its performance rating and may be compared to the performance of other mutual funds or mutual fund indexes as published by widely recognized independent mutual fund reporting services such as Lipper Analytical Services, Inc., CDS and Morningstar, Inc. A Fund may also discuss the past performance and ranking of it Portfolio Adviser, and compare its performance to various investment indexes. The Funds may use performance information as reported in publications of general interest, national, financial and industry publications such as Forbes or Money Magazine and various investment newsletters such as Donoghue's Money Letter. In addition, the Funds may compare their total return to the total return of indexes of U.S. markets or world markets, to that of other mutual funds, individual country indexes, or other recognized indexes.
From time to time, the Funds may provide information on certain markets or countries and specific equity securities and quote published editorial comments and/or information from newspapers, magazines, investment newsletters and other publications such as The Wall Street Journal, Money Magazine, Forbes, Barron's, USA Today and Mutual Fund Investors. We may also compare the historical returns on various invests, performance indexes of those investments are economic indicators. In addition, the Funds may reprint articles about the Fund and provide them to prospective shareholders. The Distributor may also make available economic, financial and investment reports to shareholders and prospective shareholders. In order to describe these reports, the Funds may include descriptive information on the reports in advertising literature sent to the public prior to the mailing of a prospectus. Performance information may be quoted numerically or may be presented in a table, graph, chart or other illustration. It should be noted that such performance ratings and comparisons may be made with funds which may have different investment restrictions, objectives, policies or techniques than the Funds, and that such other funds or market indicators may be comprised of securities that differ significantly from the Funds' investments.
Performance information will vary from time to time and past results are not necessarily representative of future results. You should remember that the Fund's performance is a function of portfolio managers in selecting the type and quality of securities in which the Fund may invest, and is affected by operation, distribution and marketing expenses.


    ADDRESSES

    Blanchard Asset Allocation Fund
                                        Federated Investors Tower
                                        Pittsburgh, Pennsylvania 15222-3779

    Distributor
          Federated Securities Corp.    Federated Investors Tower
                                        Pittsburgh, Pennsylvania 15222-3779




    Investment Adviser
          Virtus Capital Management, Inc.
                                         707 East Main Street
                                         Suite 1300
                                         Richmond, Virginia 23219


    Custodian
          Signet Trust Company     7 North Eighth Street
                                   Richmond, Virginia 23219


    Transfer Agent and Dividend Disbursing Agent
          Federated Services Company
                                   Federated Investors Tower
                                   Pittsburgh, Pennsylvania 15222-3779


    Independent Accountants
          Price Waterhouse         1177 Avenue of the Americas
                                   New York, New York 10036





                        BLANCHARD ASSET ALLOCATION FUND
                        (A PORTFOLIO OF BLANCHARD FUNDS)



                      STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus
   of the Blanchard Asset Allocation Fund dated                   , 1995. This
                                                                --
   Statement is not a prospectus itself. To receive a copy of the prospectus, write to the Blanchard Asset Allocation Fund (the "Fund") or call 1-800-829-3863.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
   Statement dated                , 1995
                                --














        VIRTUS CAPITAL MANAGEMENT,
                   INC.
            INVESTMENT ADVISER


       FEDERATED SECURITIES
       CORP.
            Distributor



   GENERAL INFORMATION ABOUT THE              BLANCHARD ASSET ALLOCATION FUND
     FUND                     3                MANAGEMENT               18

   INVESTMENT OBJECTIVES AND                   Fund Ownership           26
     POLICIES                 3                Trustees Compensation    27
                                               Trustee Liability        28
     Warrants                 3
                                              INVESTMENT ADVISORY SERVICES 28
     Convertible Securities   4
     Collateralized Mortgage                   Adviser to the Fund      28
      Obligations ("CMOs")    5                Advisory Fees            28
     When-Issued and Delayed Delivery         ADMINISTRATIVE SERVICES   29
      Transactions            6
                                              CUSTODIAN                 29
     Repurchase Agreements    6
     Lending of Portfolio Securities          BROKERAGE TRANSACTIONS    29
                              7
     Restricted and Illiquid
      Securities              7
     Futures Contracts        8
     "Margin" in Futures Transactions
                              8
     Put Options on Futures Contracts
                              9
     Call Options on Futures
      Contracts              10
     Stock Index Options     11
     Over-the-Counter Options12
     Reverse Repurchase Agreements12
   INVESTMENT LIMITATIONS    13



   PURCHASING SHARES         30

     Distribution Plan       30
     Administrative Arrangements 31
     Conversion to Federal Funds 31
   DETERMINING NET ASSET VALUE31

     Determining Market Value of
      Securities             31
     Trading in Foreign Securities32
   EXCHANGE PRIVILEGE        33

     Requirements for Exchange33
     Making an Exchange      33
   REDEEMING SHARES          33

     Redemption in Kind      34
   TAX STATUS                34

     The Fund's Tax Status   34
     Foreign Taxes           35
     Shareholders' Tax Status35
   TOTAL RETURN              36

   YIELD                     36

   PERFORMANCE COMPARISONS   36

   APPENDIX                  38



    GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio of Blanchard Funds (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 24, 1986. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities.
    INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objective is to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other instruments. The investment objective cannot be changed without the approval of shareholders. Unless indicated otherwise, the policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
    WARRANTS
The Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock. The Fund will not invest more than 5% of the value of its total assets in warrants. No more than 2% of this 5% may be in warrants which are not listed on the New York or American Stock Exchanges. Warrants required in units or attached to securities may be deemed to be without value for purposes of this policy.
    CONVERTIBLE SECURITIES
Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds of appropriate rating or comparable quality (as described in the prospectus) that can be used, in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.
The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the adviser evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.
    COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")
The following example illustrates how mortgage cash flows are prioritized in the case of CMOs -- most of the CMOs in which the Fund invests use the same basic structure:
(1)Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four tranches of securities: the first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date and the final tranche (Z bonds) typically receives any excess income from the underlying investments after payments are made to the other tranches and receives no principal or interest payments until the shorter maturity tranches have been retired, but then receives all remaining principal and interest payments.
(2)The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.
(3)The tranches of securities are retired sequentially. All principal payments are directed first to the shortest-maturity tranche (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest-maturity tranche (or B bonds). This process continues until all of the tranches have been paid off.
Because the cash flow is distributed sequentially instead of pro rata, as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. One or more of the tranches often bear interest at an adjustable rate. The interest portion of these payments is distributed by the Fund as income, and the principal portion is reinvested.
    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price and yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
    REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.



    LENDING OF PORTFOLIO SECURITIES
As a fundamental policy of the Fund, the Fund may lend portfolio securities. The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
    RESTRICTED AND ILLIQUID SECURITIES
The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission (the "SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving registration for resales of otherwise restricted securities to qualified institutional buyers.
The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees may consider the following criteria in determining the liquidity of certain restricted securities:
o  the frequency of trades and quotes for the security;
o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
o  dealer undertakings to make a market in the security; and
o  the nature of the security and the nature of the marketplace trades.
    FUTURES CONTRACTS
A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. For example, in the fixed income securities market, prices move inversely to interest rates. A rise in the rate means a drop in the price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.
    "MARGIN" IN FUTURES TRANSACTIONS
Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.
The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.
    PUT OPTIONS ON FUTURES CONTRACTS
The Fund may purchase put options on futures contracts to protect portfolio securities against decreases in value resulting from market factors, such as an anticipated increase in interest rates. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.
Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sales of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.
Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.
The Fund may also write put options onfutures contracts to protect against rising purchase prices of portfolio secutiries.
    CALL OPTIONS ON FUTURES CONTRACTS
In addition to purchasing put options on futures, the Fund may write listed and over-the-counter call options on futures contracts to hedge its portfolio against an increase in market interest rates or a decrease in stock prices. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As stock prices fall or market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.
In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the



Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities.
Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
The Fund may also purchase call options on futures contracts as hedges against rising purchase prices of portfolio securities.
    STOCK INDEX OPTIONS
The Fund may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market value of the stocks included in the index.
The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase of the option on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the availability of the Fund's adviser to predict correctly movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual stocks.
    OVER-THE-COUNTER OPTIONS
The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange.
    REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements pursuant to a fundamental policy. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund in a dollar amount sufficient to make payment for the obligations to be purchased are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.
    INVESTMENT LIMITATIONS

     BUYING ON MARGIN
     The Fund will not purchase securities on margin, but may obtain such short-term credits as are necessary for clearance of transactions, except that the Fund may make margin payments in connection with its use of financial futures contracts or related options and transactions.
     BORROWING MONEY
     The Fund will not issue senior securities, except that (a) the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed, either (i) as a temporary, extraordinary, or emergency measure or to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous, or (ii) for investment purposes. The Fund will not purchase any securities for the purpose stated under clause "(i)" above while any borrowings in excess of 5% of its total assets are outstanding.
     PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued or delayed delivery basis; and (b) collateral arrangement with respect to (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts. Margin deposits for the purchase and sale of futures contracts and related options are not deemed to be a pledge.
     DIVERSIFICATION OF INVESTMENTS
     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.
     UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
     INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate. INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Fund may engage in transactions involving financial futures contracts or options on financial futures contracts.
     SELLING SHORT



     The Fund will not sell securities short unless (1) it owns, or has a right to acquire, an equal amount of such securities or (2) if it does not own the securities, it has segregated an amount of its other assets equal to the lesser of the market value of the securities sold short or the amount required to acquire such securities. While in a short position, the Fund will retain the securities, rights, or segregated assets.
     LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or the Trust's Declaration of Trust.
     CONCENTRATION OF INVESTMENTS
     The Fund will not invest 25% or more of the value of its total assets in any one industry (other than securities issued by the U.S. government, its agencies or instrumentalities).
The above investment limitations cannot be changed without shareholder approval. The following investment limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
     INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers with records of less than three years of continuous operations, including the operation of any predecessor.



     INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES
     OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Fund's investment adviser owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.
     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, and invest no more than 10% of its total assets in investment companies in general. The Fund will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.
     INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 10% of the value of its total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Trustees.
     INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, and certain restricted securities not determined by the Trustees to be liquid. INVESTING IN MINERALS



     The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs. PURCHASING SECURITIES TO EXERCISE CONTROL
     The Fund will not purchase securities of a company for the purpose of exercising control or management.
     INVESTING IN WARRANTS
     The Fund will not invest more than 5% of the value of its net assets in warrants. No more than 2% of this 5% may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange.
     INVESTING IN PUT OPTIONS
     The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on put option positions. WRITING COVERED CALL OPTIONS
     The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."



To comply with registration requirements in certain states, the Fund will limit the aggregate value of the assets underlying covered call options or put options written by the Fund to not more than 25% of its net assets.
    BLANCHARD ASSET ALLOCATION FUND MANAGEMENT

Officers and Trustees are listed with their addresses, present positions with Blanchard Asset Allocation Fund, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .




Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee



Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.



 James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director,



Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President , Treasurer and Trustee
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.



Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.




Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee



Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds;



Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Trust.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Assistant Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Senior Vice President, Federated Shareholder Services; Vice President, Federated Administrative Services; Treasurer of some of the Funds.



John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


  * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
  @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust;



Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
    FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of             , 1995, no shareholder of record owned 5% or more of the
      --------- --
outstanding shares of the Fund.





    TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*                         FROM FUND COMPLEX +


John F. Donahue          $0             $0 for the Fund Complex
Thomas G. Bigley         $0             $489.00 for the Fund Complex
John T. Conroy, Jr.             $0 $2,001.50 for the Fund Complex
William J. Copeland             $0 $2,001.50 for the Fund Complex
James E. Dowd            $0             $2,001.50 for the Fund Complex
Lawrence D. Ellis, M.D.         $0 $1,816.00 for the Fund Complex
Edward L. Flaherty, Jr.         $0 $2,001.50 for the Fund Complex
Edward C. Gonzales              $0 $0 for the Fund Complex
Peter E. Madden  $0             $0 for the Fund Complex
Gregor F. Meyer  $0             $1,816.00 for the Fund Complex
John E. Murray, Jr.             $0 $0 for the Fund Complex
Wesley W. Posvar $0             $1,816.00 for the Fund Complex
Marjorie P. Smuts$0             $1,816.00 for the Fund Complex
*Information is furnished for the fiscal year ended July 31, 1995.
+The information is provided for the last calendar year.
Fund Complex = Blanchard Funds, Blanchard Precious Metals Fund, Inc. and The Virtus Funds.



    TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
    INVESTMENT ADVISORY SERVICES

    ADVISER TO THE FUND
The Fund's investment adviser is Virtus Capital Management, Inc. ("VCM" or "Adviser"). VCM is a wholly-owned subsidiary of Signet Banking Corporation. Because of internal controls maintained by Signet Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Signet Bank's or it affiliates' lending relationships with an issuer.
VCM shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
    ADVISORY FEES
For its advisory services, VCM receives an annual investment advisory fee as described in the prospectus.
     STATE EXPENSE LIMITATIONS
     The Fund has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the Adviser has agreed to reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
    ADMINISTRATIVE SERVICES

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus.
    CUSTODIAN

Signet Trust Company is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Signet Trust Company holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating
to its duties. The custodian receives an annual fee equal to        of 1% of the
                                                             ------
Fund's average daily net assets.
    BROKERAGE TRANSACTIONS

The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:



o advice as to the advisability of investing in securities;
o security analysis and reports;
o economic studies;
o industry studies;
o receipt of quotations for portfolio evaluations; and
o similar services.
The Adviser exercises reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. Research services provided by brokers and dealers may be used by the Adviser in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser might otherwise have paid, it would tend to reduce their expenses.
    PURCHASING SHARES

Except under certain circumstances described in the prospectus, shares are sold at their net asset value on days the New York Stock Exchange and the Federal Reserve Wire System are open for business. The minimum initial investment in the Fund by an investor is $3,000, except for qualified pension plans (IRAs, Keoghs, etc.), which have a minimum initial investment of $2,000.
    DISTRIBUTION PLAN
With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940 (the "Plan"). The Plan provides for payment of fees to Federated Securities Corp. to finance any activity which is principally intended to result in the sale of the Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares of the Fund;



preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, Federated Securities Corp. may pay fees to brokers and others for such services.
The Trustees expect that the adoption of the Plan will result in the sale of a sufficient number of shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objectives.
    ADMINISTRATIVE ARRANGEMENTS
The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Fund may reasonably request.
    CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds.
    DETERMINING NET ASSET VALUE

The net asset value generally changes each day. The days on which the net asset value is calculated by the Fund are described in the prospectus.
    DETERMINING MARKET VALUE OF SECURITIES
Market or fair values of the Fund's securities are determined as follows:



o for equity securities, according to the last sale price on a national securities exchange, if applicable;
o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;
o for unlisted equity securities, latest bid prices;
o for bonds and other fixed income securities, as determined by an independent pricing service;
o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or
o for all other securities, at fair value as determined in good faith by the Trustees.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Fund will value options at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary. Over-the-counter put options will be valued at the mean between the bid and the asked prices. Covered call options will be valued at the last sale price on the national exchange on which such option is traded. Unlisted call options will be valued at the latest bid price as provided by brokers.
    TRADING IN FOREIGN SECURITIES
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange. In computing the net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to me closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.
    EXCHANGE PRIVILEGE

    REQUIREMENTS FOR EXCHANGE
Shareholders using the exchange privilege must exchange shares having a net asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. Further information on the exchange privilege and prospectuses may be obtained by calling 1-800-829-3863.
    MAKING AN EXCHANGE
Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee.
    REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after the Funds' transfer agent receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Redemption procedures are explained in the prospectus under "How to Redeem."
    REDEMPTION IN KIND
Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the respective fund's portfolio. To satisfy registration requirements in a particular state, redemption in kind will be made in readily marketable securities to the extent that such securities are available. If this state's policy changes, the Fund reserves the right to redeem in kind by delivering those securities it deems appropriate.
Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
    TAX STATUS

    THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
o derive less than 30% of its gross income from the sale of securities held less than three months;
o invest in securities within certain statutory limits; and
o distribute to its shareholders at least 90% of its net income earned during the year.
    FOREIGN TAXES
Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.
    SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as cash or additional shares. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Fund if the Fund were a regular corporation and to the extent designated by the Fund as so qualifying. These dividends and any short-term capital gains are taxable as ordinary income.
CAPITAL GAINS
Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held Fund shares.



    TOTAL RETURN

Cumulative total return reflects the Fund's total performance over a specific period of time. This total return assumes and is reduced by the payment of the maximum sales load. Any applicable redemption fee is deducted from the ending value of the investment based on the lesser of the original purchase price or the net asset value of shares redeemed.
    YIELD

The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.
    PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
o portfolio quality;
o average portfolio maturity;
o type of instruments in which the portfolio is invested;
o changes in interest rates and market value of portfolio securities;



o changes in Fund expenses; and
o various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and maximum offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "growth" category in advertising and sales literature.
o STANDARD & POOR'S DAILY STOCK PRICE INDEX 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's Index assumes reinvestment of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.



Advertisements may quote performance information which does not reflect the effect of the sales load.


    APPENDIX

STANDARD AND POOR'S RATINGS GROUP CORPORATE BOND RATINGS
AAA-Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A-Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB, B-Debt rated BB or B, is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates a low degree of speculation. NR-Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.
PLUS (+) OR MINUS(-):-The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.



MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATINGS
AAA-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities. A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA-Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.
BA-Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.



B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
NR-Not rated by Moody's.
Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate or municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH INVESTORS SERVICE, INC., LONG-TERM DEBT RATINGS
AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
NR-NR indicates that Fitch does not rate the specific issue.
PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.
STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS
A-1-This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
MOODY'S INVESTORS SERVICE, INC., COMMERCIAL PAPER RATINGS
PRIME-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternative liquidity. PRIME-2-Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
FITCH INVESTORS SERVICE, INC., SHORT-TERM RATINGS
F-1+-EXCEPTIONALLY STRONG CREDIT QUALITY. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1-VERY STRONG CREDIT QUALITY. Issues assigned to this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2-GOOD CREDIT QUALITY. Issues carrying this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the F-1+ and F-1 ratings.


PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

             (a)    Financial statements.

                    In Part A:    (1-8) Financial Highlights.
                                  (9) Not applicable.



                    In Part B:    (1-8)Audited Financial Statements for the
                                  fiscal year ended April 30, 1995.
                                  (9) Not applicable.

                    In Part C:    None.


             (b)    Exhibits

               1.   (a)         Declaration of Trust of Registrant.1

                    (b)         Amendment of Declaration of Trust.7

               2.               By-laws of Registrant.1

               3.               None.

               4. Specimen certificate for shares of beneficial interest of Registrant.2

               5.   (a)(i)      Management Agreement between Registrant and
                                Sheffield Management Company for Global
                                (formerly Strategic) Growth Fund series.1

                    (a)(ii) Management Agreement between Registrant and Sheffield Management Company for Blanchard 100% Treasury (formerly Government) Money Market Fund series.4




                    (a)(iii) Revised Form of Management Agreement between Registrant and Sheffield Management Company for Short-Term Global Income Fund series.7

                    (a)(iv) Form of Management Agreement between Registrant and Sheffield Management Company for American Equity (formerly Worldwide Bond) Fund series.9

                    (a)(v) Form of Management Agreement between Registrant and Sheffield Management Company for Flexible Income Fund series.10

                    (a)(vi) Form of Management Agreement between Registrant and Sheffield Management Company for Short-Term Bond Fund series.11

                    (a)(vii) Form of Management Agreement between Registrant and Sheffield Management Company for Flexible Tax-Free Bond Fund series.12

                    (a)(viii) Form of Management Agreement between Registrant and Sheffield Management Company for Emerging Markets Fund series.14

                    (a)(ix) Form of Management Agreement between Registrant and Sheffield Management Company for Growth & Income Fund series.15




                    (a)(x) Form of Management Agreement between Registrant and Sheffield Management Company for Capital Growth Fund series.15

                    (a)(xi) Form of Management Contract between Registrant, on behalf of each of the series, and Virtus Capital Management, Inc.+

                    (b)(i)(a) Forms of Sub-Advisory Agreements between Sheffield Management Company and the following:
                                Calvelti Capital Management Ltd., Shufro, Rose & Ehrman, Investment Advisors, Inc. and Fiduciary International, Inc. for Global (formerly Strategic) Growth Fund series.8

                    (b)(i)(b) Form of Global Asset Allocation Agreement between Sheffield Management Company and Fiduciary International, Inc. for Global (formerly Strategic) Growth Fund series.8

                    (b)(ii) Sub-Advisory Agreement between Sheffield Management Company and Marinvest Inc. for Blanchard 100% Treasury (formerly Government) Money Market Fund series.4

                    (b)(iii) Revised Form of Sub-Advisory Agreement between Sheffield Management Company and Lombard Odier



                                International Portfolio Management Limited for Short-Term Global Income Fund series.7

                    (b)(iv) Form of Sub-Advisory Agreement between Sheffield Management Company and Provident Investment Counsel, Inc. for American Equity (formerly Worldwide Bond) Fund series.6

                    (b)(v) Form of Sub-Advisory Agreement between Sheffield Management Company and OFFITBANK for Flexible Income Fund series.10

                    (b)(vi) Form of Sub-Advisory Agreement between Sheffield Management Company and OFFITBANK for Short-Term Bond Fund series.11

                    (b)(vii) Form of Sub-Advisory Agreement between Sheffield Management Company and U.S. Trust Company of New York for Flexible Tax-Free Bond Fund series.12

                    (b)(viii) Form of Sub-Advisory Agreement between Sheffield Management Company and Martin Currie Inc. for Emerging Markets Fund series.14

                    (b)(ix) Forms of Sub-Advisory Agreements between Sheffield Management Company and Fiduciary



                                International, Inc. and Martin Currie Inc. for Global Growth Fund series.13

                    (b)(x)(a) The Registrant incorporates the Forms of Sub-Advisory Agreements for Global (formerly Strategic) Growth Fund, Worldwide Emerging Markets Fund, Short-Term Global Income Fund, American Equity (formerly Worldwide Bond) Fund, Flexible Income Fund, Short-Term Bond Fund, Flexible Tax-Free Bond Fund, and Global Growth Fund between Virtus Capital Management, Inc., and Rose & Ehrman, Investment Advisors, Inc. and Fiduciary International, Inc.; OFFITBANK; Lombard Odier International Portfolio Management Limited; Provident Investment Counsel, Inc.; OFFITBANK; OFFITBANK; U.S. Trust Company of New York; Martin Currie Inc.; and Martin Currie Inc. from Item 5(b)(x)(a)-xviii) of the Blanchard Funds Registration Statement filed with the Commission on August 7, 1995. (File Number 33-3165 and 811-4579).

                    (b)(x)(b) The Registrant incorporates the Form of Global Asset Allocation Agreement between Virtus Capital Management, Inc. and Fiduciary International, Inc. for Global (formerly Strategic) Growth Fund from Item 5(b)(x)(b) of the Blanchard Funds Registration Statement



                                filed with the Commission on August 7, 1995.
                                (File Number 33-3165 and 811-4579).

                    (b)(xi) The Registrant incorporates the Form of Sub-Advisory Agreement between Lombard Odier International Portfolio Management Limited and WLO Global Management for Short-Term Global Income Fund from Item 5(b)(xix) of the Blanchard Funds Registration Statement filed with the Commission on August 7, 1995. (File Number 33-3165 and 811-4579).

               6.   (a)(i)      Distribution Agreement between Registrant, and
                                Sheffield Investments, Inc.3

                    (a)(ii) Form of Distribution Agreement between Registrant and Sheffield Investments, Inc. for Short-Term Global Income Fund series.6

                    (a)(iii)    Form of Distribution Agreement between
                                Registrant and Sheffield   Investments, Inc.
                                for American Equity (formerly Worldwide Bond) Fund series.9
                    (a)(iv) Form of Distribution Agreement between Registrant and Sheffield Investments, Inc. for Flexible Income Fund series.10



                    (a)(v) Form of Distribution Agreement between Registrant and Sheffield Investments, Inc. for Short-Term Bond Fund series.11

                    (a)(vi) Form of Distribution Agreement between Registrant and Sheffield Investments, Inc. for Flexible Tax-Free Bond Fund series.12

                    (a)(vii) Form of Distribution Agreement between Registrant and Sheffield Investments, Inc. for Emerging Markets Fund series.14

                    (a)(viii) Form of Distribution Agreement between Registrant and Sheffield Investments, Inc. for Growth & Income Fund Series.15

                    (a)(ix) Form of Distribution Agreement between Registrant and Sheffield Investments, Inc. for Capital Growth Fund Series.15

                    (a)(x) Conformed copy of Distributor's Contract between Registrant, on behalf of each of the series, and Federated Securities Corp.+

               7.               None.

               8.   (a)(i)      Custody, Transfer Agency and Fund Accounting
                                and Pricing Services Agreements between



                                Registrant and United States Trust Company of New York for Global (formerly Strategic) Growth Fund series and for Blanchard 100% Treasury (formerly Government) Money Market Fund series.6

                    (a)(ii) Forms of Custody, Transfer Agency and Fund Accounting and Pricing Services Agreements between Registrant and United States Trust Company of New York for Short-Term Global Income Fund series.6

                    (a)(iii) Forms of Custody, Transfer Agency and Fund Accounting and Pricing Services Agreements between Registrant and United States Trust Company of New York for American Equity (formerly Worldwide Bond) Fund series.6

                    (a)(iv) Forms of Custody, Transfer Agency and Fund Accounting and Pricing Services Agreements between Registrant and United States Trust Company of New York for Flexible Income Fund series.10

                    (a)(v) Forms of Custody, Transfer Agency and Fund Accounting and Pricing Services Agreements between Registrant and United States Trust



                                Company of New York for Short-Term Bond Fund series.11

                    (a)(vi) Forms of Custody, Transfer Agency and Fund Accounting and Pricing Services Agreements between Registrant and United States Trust Company of New York for Flexible Tax-Free Bond Fund series.12

                    (a)(vii) Forms of Custody, Transfer Agency and Fund Accounting and Pricing Services Agreements between Registrant and United States Trust Company of New York for Emerging Markets Fund series.14

                    (a)(viii) Forms of Transfer Agency and Fund Accounting and Pricing Services Agreements for Growth & Income Fund.18

                    (a)(ix) Forms of Transfer Agency and Fund Accounting and Pricing Services Agreements for Capital Growth Fund Series.18

                    (a)(x) Form of Custodian Contract between Registrant, on behalf of each series and Signet Trust Company.17



                    (b)(i) Sub-Custodian Agreements between United States Trust Company of New York and Citibank, N.A., and The Bank of Nova Scotia for Global (formerly Strategic) Growth Fund series.6

                    (b)(ii) Form of Sub-Custodian Agreement between United States Trust Company of New York and Citibank, N.A. for Short-Term Global Income Fund series.6

                    (b)(iii) Form of Sub-Custodian Agreement between United States Trust Company of New York and Citibank, N.A. for American Equity (formerly Worldwide
                                Bond) Fund series.6

                    (b)(iv) Form of Sub-Custodian Agreement between United States Trust Company of New York and Citibank, N.A. for Flexible Income Fund series.10

                    (b)(v) Form of Sub-Custodian Agreement between United States Trust Company of New York and Morgan Stanley Trust Company for Short-Term Bond Fund series.11

                    (b)(vi) Form of Sub-Custodian Agreement between United States Trust Company of New York and Morgan Stanley Trust Company for Emerging Markets Fund series.14



                    (c) Form of Agreement for Fund Accounting, Shareholder Recordkeeping and Custody Services Procurement between Registrant, on behalf of each series and Federated Services Company.17

               9. Conformed copy of Administrative Services Agreement between Registrant, on behalf of each series, and Federated Administrative Services.+

               10.              None.

               11.              Not applicable.

               12.              Not applicable.

               13.              Agreement re: initial $100,000 capital.3

               14. Copies of model tax-sheltered retirement plans.3

               15.  (a)(i)      Rule 12b-1 Distribution and Marketing Plan for
                                Global (formerly Strategic) Growth Fund series.3

                    (a)(ii) Form of Rule 12b-1 Distribution and Marketing Plan for Short-Term Global Income Fund series.6



                    (a)(iii) Form of Rule 12b-1 Distribution and Marketing Plan for American Equity (formerly Worldwide
                                Bond) Fund series.9

                    (a)(iv) Form of Rule 12b-1 Distribution and Marketing Plan for Flexible Income Fund series.10

                    (a)(v) Form of Rule 12b- 1 Distribution and Marketing Plan for Short-Term Bond Fund series.11

                    (a)(vi) Form of Rule 12b- 1 Distribution and Marketing Plan for Flexible Tax-Free Bond Fund series.12

                    (a)(vii) Form of Rule 12b-1 Distribution and Marketing Plan for Emerging Markets Fund series.14

                    (a)(viii) Form of Rule 12b-1 Distribution and Marketing Plan for Growth & Income Fund series.15

                    (a)(ix) Form of Rule 12b-1 Distribution and Marketing Plan for Capital Growth Fund series.15

                    (a)(x)      Conformed copy of Distribution Plan.+

                    (a)(xi)     Copy of 12b-1 Agreement.+

               16.  (a)(i)      Schedule of Performance Quotations for Global
                                (formerly Strategic) Growth Fund series and for



                                Blanchard 100% Treasury (formerly Government) Money Market Fund series.5

                    (a)(ii) Schedule of Performance Quotations for Short-Term Global Income Fund series.6

                    (a)(iii) Schedule of Performance Quotations for American Equity (formerly Worldwide Bond) Fund series.9

                    (a)(iv) Schedule of Performance Quotations for Flexible Income Fund series.10

                    (a)(v) Schedule of Performance Quotations for Short-Term Bond Fund series.11

                    (a)(vi) Schedule of Performance Quotations for Flexible Tax-Free Bond Fund series.12

                    (a)(vii) Schedule of Performance Quotations for Emerging Markets Fund (formerly Blanchard Asset Manager or Blanchard Asset Allocation
                                Fund) series.12

               17.  (a)(viii)   Forms of computation of performance quotations
                                for Growth & Income and Capital Growth
                                series.18



               18.              Copy of Financial Data Schedules.+

               19.              Conformed Copy of Power of Attorney.+

Footnotes

+    All Exhibits Have been filed electronically.

1    Previously filed on February 5, 1986 in the Registrant's Registration
     Statement.
2 Previously filed on March 28, 1986 in Pre-Effective Amendment No. I to the Registrant's Registration Statement.
3 Previously filed on April 23, 1986 in Pre-Effective Amendment No. 2 to the Registrant's Registration Statement.
4 Previously filed on November 23, 1988 in Post-Effective Amendment No. 4 to the Registrant's Registration Statement.
5 Previously filed on July 3, 1990 in Post-Effective Amendment No. 6 to the Registrant's Registration Statement.
6 Previously filed on November 2, 1990 in Post-Effective Amendment No. 7 to the Registrant's Registration Statement.
7 Previously filed on December 21, 1990 in Post-Effective Amendment No. 8 to the Registrant's Registration Statement.
8 Previously filed on December 19, 1991 in Post-Effective Amendment No. 11 to the Registrant's Registration Statement.
9 Previously filed on June 8, 1992 in Post-Effective Amendment No. 13 to the Registrant's Registration Statement.
10 Previously filed on September 3, 1992 in Post-Effective Amendment No. 15 to the Registrant's Registration Statement.



11 Previously filed on February 5, 1993 in Post-Effective Amendment No. 16 to the Registrant's Registration Statement.
12 Previously filed on May 25, 1993 in Post-Effective Amendment No. 17 to the Registrant's Registration Statement.
13 Previously filed on September 30, 1993 in Post-Effective Amendment No. 22 to the Registrant's Registration Statement.
14 Previously filed on December 8, 1993 in Post-Effective Amendment No. 23 to the Registrant's Registration Statement.
15 Previously filed on July 7, 1994 in Post-Effective Amendment No. 25 to the Registrant's Registration Statement.
16 Previously filed on April 25, 1995 in Post-Effective Amendment No. 27 to the Registrant's Registration Statement.
17   To be filed by amendment.
18 Previously filed on August 7, 1995 in Post-Effective Amendment No. 29 to the Registrant's Registration Statement.



ITEM 25.  Persons Controlled By or Under Common Control with Registrant

          See "The Manager and Management Agreement" in the Prospectus and Statement of Additional Information.

ITEM 26.  Number of Holders or Securities

                                      Number of Record Holders
                  Title of Class       as of October 16, 1995



                     BGGF                      9,478
                     BTMMF                     11,194
                     BSTGIF                     20,726
                     BAEF                      1,483
                     BFIF                      19,803
                     BSTBF                     1,839
                     BFTFBF                    1,377
                     BWEMF                     2,118
                     BAEF                 (not effective)

ITEM 27.  Indemnification

          State the general effect of any contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

          Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

          Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may he concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange



Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 28.  Business and Other Connections or Investment Adviser

          Describe any other business, profession, vocation or employment of a substantial nature in which each investment adviser of the Registrant, and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee.

          For a description of the other business of Virtus Capital Management, Inc. see "Management of the Funds" in Part A. The officers of Virtus Capital Management, Inc. are:

Gary M. Allen       President and         Chief Investment Officer,
                    Director              VCM, since March 1995; Senior Vice
                                          President STC (March 1994 to
                                          March 1995);



                                        Managing Director of U.S. Equities
                                        (November 1990 to March 1994) and
                                       Director, Internal Asset Management (June
                                          1985 to November 1990) of the Virginia
                                          Retirement System.

E. Christian Goetz  Senior Vice President Director of Fixed Income,
                    and Director          VCM, since March 1995; Portfolio
                                          Manager
                                          STC (November 1990 to March 1995).

Tanya Orr Bird      Vice President and    Director of Client Services,
                    Director              VCM, since March 1995; Vice
                                          President of Client Services, STC
                                          (October 1994 to
                                          March 1995); Consultant, William M.
                                          Mercer
                                      Asset Planning Inc., 1989 to October 1994.

Kevin M. Lewis      Vice President and    Senior Equity Manager, VCM,
                    Director              since March 1995; Equity Manager, STC,
                                          from 1987 to March 1995.


ITEM 29.  Principal Underwriters

          (a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: Alexander Hamilton Funds; American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; The Biltmore Funds; The Biltmore Municipal Funds; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series, Inc.; Cash Trust Series II; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund;

          Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund:
          3-5 Years;First Priority Funds; First Union Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fountain Square Funds; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Insurance Management Series; Intermediate Municipal Trust; International Series Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; The Monitor Funds; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree
             Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; SouthTrust Vulcan Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Tower Mutual Funds; Trademark Funds; Trust for Financial Institutions; Trust for



          Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; Vision Fiduciary Funds, Inc.; Vision Group of Funds, Inc.; and World Investment Series, Inc.

          Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

               (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant

Richard B. Fisher         Director, Chairman, Chief    Vice President Federated
Investors Tower           Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive ViceExecutive Vice
Federated Investors Tower President, Federated,   President
Pittsburgh, PA 15222-3779 Securities Corp.

John W. McGonigle         Director, Federated     Executive Vice
Federated Investors Tower Securities Corp.        President and



Pittsburgh, PA 15222-3779                         Secretary

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.



Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779




Michael D. Fitzherald     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Scott A. Hutton           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joeseph Kenedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William E. Kugler         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779




Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices



 Business Address            With Underwriter               With Registrant

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John C. Shelar, Jr.       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.



Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.



Pittsburgh, PA 15222-3779

Thomas R. Donahue         Asst. Secretary, Asst.       --
Federated Investors Tower Treasurer, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Joseph M. Huber           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor           Assistant Secretary,     Treasurer
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

           (c)  not applicable


ITEM  30. Location of Accounts and Records

       The accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules
31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:




       The Virtus Funds                 Federated Investors Tower
                                        Pittsburgh, PA


       Federated Services Company       Federated Investors Tower
        (Transfer Agent,Dividend        Pittsburgh, PA
         Disbursing Agent and
         Portfolio Recordkeeper)

       Federated Administrative         Federated Investors Tower
       Services (Administrator)         Pittsburgh, PA

       Virtus Capital Management, Inc.  707 East Main Street
       (Adviser)                        Suite 1300
                                        Richmond, VA

       Signet Trust Company             7 North Eighth Street
       (Custodian)                      Richmond, VA




ITEM 31.  Management Services

          Not applicable.



ITEM 32.  Undertakings

          Registrant hereby undertakes to comply with the provisions of
Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

          Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the latest annual report to shareholders, upon request and without charge.


SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, BLANCHARD FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 17th day of October, 1995.


                                BLANCHARD FUNDS

               BY: /s/C. Grant Anderson
               C. Grant Anderson, Assistant Secretary
               Attorney in Fact for John F. Donahue
               October 17, 1995



   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE

By:/s/C. Grant Anderson
   C. Grant Anderson        Attorney In Fact      October 17, 1995
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                     TITLE                 DATE

John F. Donahue*            Chairman and Trustee  October 17, 1995
                            (Chief Executive Officer)

Edward C. Gonzales*         President, Treasurer and   October 17, 1995
                            Trustee
                            (Principal Financial and  October 17, 1995
                             Accounting Officer)

Thomas G. Bigley*           Trustee               October 17, 1995

John T. Conroy, Jr.*        Trustee               October 17, 1995

William J. Copeland*        Trustee               October 17, 1995

James E. Dowd*              Trustee               October 17, 1995




Lawrence D. Ellis, M.D.*    Trustee               October 17, 1995

Edward L. Flaherty, Jr.*    Trustee               October 17, 1995

Peter E. Madden*            Trustee               October 17, 1995

Gregor F. Meyer*            Trustee               October 17, 1995

John E. Murray, Jr.*        Trustee               October 17, 1995

Wesley W. Posvar*           Trustee               October 17, 1995

Marjorie P. Smuts*          Trustee               October 17, 1995